Supplement to the May 1, 2006 Prospectus, as supplemented,
                for the following products:
                Spinnaker Variable Annuity
            Spinnaker Advisor Variable Annuity
            Spinnaker Choice Variable Annuity

              Supplement dated May 24, 2006


Effective May 24, 2006, Pioneer Small Cap Value II VCT Portfolio - Class I shares merged into Pioneer Small Cap Value VCT Portfolio - Class I shares. Accordingly, any reference to Pioneer Small Cap Value II VCT Portfolio - Class I shares in this prospectus is replaced with Pioneer Small Cap Value VCT Portfolio - Class I shares.

The following Portfolio Operating Expenses replaces the Portfolio Operating Expense information for Pioneer Small Cap Value II VCT Portfolio - Class I shares found in the Prospectus.


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													   Net Total
                											   Annual
	 				                  Distribution	          Total			   Portfolio
  			                       Management   Service 	 Other	  Annual    Contractual	   Operating
	       		                         Fees     (12b-1) Fees	Expenses  Portfolio Expense Waiver  Expenses
									          Operating       or	   (After any
									          Expenses  Reimbursement  reimbursement
													   and waiver
													   agreements)
------------------------------------------------------------------------------------------------------------------------

Pioneer Small Cap Value VCT Portfolio - 	0.75%	 	None	  0.40%	    1.15%	--	      1.15%
Class I Shares (1)
--------------------
(1) This portfolio is only available if you have been continously invested in it since November 30, 2004.


The following information  replaces the Pioneer Small Cap Value II VCT Portfolio - Class I shares  in the
Table of Variable Investment Options.


                    THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN
                      CONTINUOUSLY INVESTED IN THEM SINCE NOVEMBER 30, 2004

        PORTFOLIO NAME			  INVESTMENT OBJECTIVE		        INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------
Pioneer Variable Contracts Trust
---------------------------------------
Pioneer Small Cap Value VCT Portfolio -   Capital growth by investing in a      Pioneer Investment Management,Inc.
Class I Shares				  diversified portfolio of securities
					  consisting primarily of common stocks.
----------------------------------------------------------------------------------------------------------------------
Pioneer Small Cap Value II VCT Portfolio was reorganized into Pioneer Small Cap Value VCT Portfolio effective
May 24, 2006.  As a result, Series I shares of Pioneer Small Cap Value VCT Portfolio are available to  contract owners previously invested in Series I shares of Pioneer Small Cap Value II VCT Portfolio.  If, as a result of the merger, Series I and Series II of the Pioneer Small Cap Value VCT Portfolio are available to a contract owner, we will allocate investments to the Series I fund.


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